Exploration Expenditures (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration Expenditures

The following tables summarize the Company’s exploration expenditures during the nine-month periods ended September 30, 2018 and 2017:

	For the nine months ended September 30, 2018
	Lithium Nevada $	General Exploration $	Total $

Drilling	701	-	701
Permitting and environmental	2,438	-	2,438
Engineering	78	-	78
Geological and consulting	3,755	-	3,755
Field supplies, other services, and taxes	220	47	267
Lithium demo plant equipment depreciation	84	-	84
Total exploration expenditures	7,276	47	7,323

	For the nine months ended September 30, 2017
	Lithium Nevada $	Cauchari-Olaroz¹ $	Total $

Drilling	609	-	609
Environmental	89	-	89
Engineering	14	-	14
Geological and consulting	1,152	428	1,580
Field supplies, other services, and taxes	204	43	247
Lithium demo plant equipment depreciation	84	-	84
Total exploration expenditures	2,152	471	2,623

[1]Expenditures related to the Cauchari-Olaroz project incurred directly by the Company. Starting from July 1, 2017, construction costs related to the Cauchari-Olaroz project are capitalized into Investment in Joint Venture.